Long-term debt - Weighted-Average Interest Rates (Table) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	5.74%	7.09%	5.83%	7.17%